Reynolds Blue Chip Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Aerospace & Defense - 0.2%
Boeing Co. (a)	700	$123,900
General Electric Co.	200	33,358
		157,258

Air Freight & Logistics - 0.4%
FedEx Corp.	900	253,197
United Parcel Service, Inc. - Class B	300	37,830
		291,027

Automobile Components - 0.2%
Mobileye Global, Inc. - Class A (a)	4,100	81,672
Modine Manufacturing Co. (a)	300	34,779
		116,451

Automobiles - 1.3%
Tesla, Inc. (a)	2,180	880,371

Banks - 0.7%
Bank of America Corp.	900	39,555
Citigroup, Inc.	500	35,195
JPMorgan Chase & Co.	1,500	359,565
Wells Fargo & Co.	500	35,120
		469,435

Biotechnology - 0.1%
Ascendis Pharma AS - ADR (a)	250	34,418

Broadline Retail - 7.1%
Amazon.com, Inc. (a)	21,950	4,815,611
Coupang, Inc. (a)	1,200	26,376
		4,841,987

Building Products - 0.1%
Johnson Controls International PLC	450	35,519

Capital Markets - 1.8%
Affiliated Managers Group, Inc.	200	36,984
Ares Management Corp. - Class A	200	35,406
Blackrock, Inc.	100	102,511
Blackstone, Inc.	925	159,489
Carlyle Group, Inc.	700	35,343
Charles Schwab Corp.	500	37,005
CME Group, Inc.	350	81,280
Goldman Sachs Group, Inc.	500	286,310
Interactive Brokers Group, Inc. - Class A	750	132,502
Morgan Stanley	1,000	125,720
Nasdaq, Inc.	950	73,444
Robinhood Markets, Inc. - Class A (a)	1,200	44,712
State Street Corp.	350	34,353
Stifel Financial Corp.	400	42,432
T Rowe Price Group, Inc.	300	33,927
		1,261,418

Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	1,600	91,824

Communications Equipment - 1.5%
Arista Networks, Inc. (a)	6,300	696,339
Ciena Corp. (a)	1,300	110,253
Cisco Systems, Inc.	800	47,360
F5, Inc. (a)	550	138,308
Harmonic, Inc. (a)	1,400	18,522
Ubiquiti, Inc.	100	33,193
		1,043,975

Consumer Finance - 1.2%
American Express Co.	1,650	489,703
SoFi Technologies, Inc. (a)	15,600	240,240
Synchrony Financial	500	32,500
Upstart Holdings, Inc. (a)	950	58,492
		820,935

Consumer Staples Distribution & Retail - 2.8%
Casey's General Stores, Inc.	100	39,623
Costco Wholesale Corp.	1,335	1,223,220
Target Corp.	250	33,795
Walmart, Inc.	6,900	623,415
		1,920,053

Electric Utilities - 0.1%
Constellation Energy Corp.	275	61,520

Electrical Equipment - 0.5%
Emerson Electric Co.	250	30,983
GE Vernova, Inc.	225	74,009
Generac Holdings, Inc. (a)	200	31,010
Vertiv Holdings Co. - Class A	1,900	215,859
		351,861

Electronic Equipment, Instruments & Components - 0.5%
Celestica, Inc. (a)	850	78,455
Coherent Corp. (a)	1,700	161,041
Jabil, Inc.	300	43,170
Keysight Technologies, Inc. (a)	200	32,126
Zebra Technologies Corp. - Class A (a)	100	38,622
		353,414

Entertainment - 8.0%
Electronic Arts, Inc.	250	36,575
Live Nation Entertainment, Inc. (a)	750	97,125
Netflix, Inc. (a)	5,650	5,035,958
ROBLOX Corp. - Class A (a)	1,000	57,860
Roku, Inc. (a)	500	37,170
Spotify Technology SA (a)	200	89,476
Take-Two Interactive Software, Inc. (a)	200	36,816
Walt Disney Co.	550	61,242
		5,452,222

Financial Services - 1.5%
Affirm Holdings, Inc. (a)	1,000	60,900
Apollo Global Management, Inc.	600	99,096
Berkshire Hathaway, Inc. - Class B (a)	200	90,656
Block, Inc. (a)	1,700	144,483
Fidelity National Information Services, Inc.	500	40,385
Fiserv, Inc. (a)	600	123,252
Global Payments, Inc.	350	39,221
Mastercard, Inc. - Class A	100	52,657
PayPal Holdings, Inc. (a)	900	76,815
Remitly Global, Inc. (a)	2,600	58,682
Toast, Inc. - Class A (a)	900	32,805
Visa, Inc. - Class A	550	173,822
		992,774

Food Products - 0.0%(b)
Hershey Co.	200	33,870

Ground Transportation - 0.1%
Union Pacific Corp.	200	45,608

Health Care Equipment & Supplies - 1.5%
Align Technology, Inc. (a)	150	31,277
Boston Scientific Corp. (a)	2,500	223,300
Intuitive Surgical, Inc. (a)	1,400	730,744
Masimo Corp. (a)	250	41,325
Novocure Ltd. (a)	1,000	29,800
		1,056,446

Health Care Providers & Services - 0.1%
Labcorp Holdings, Inc.	150	34,398
Quest Diagnostics, Inc.	250	37,715
		72,113

Health Care Technology - 0.0%(b)
Veeva Systems, Inc. - Class A (a)	150	31,538

Hotels, Restaurants & Leisure - 8.8%
Airbnb, Inc. - Class A (a)	1,050	137,980
Booking Holdings, Inc.	450	2,235,789
Carnival Corp. (a)	3,500	87,220
Chipotle Mexican Grill, Inc. (a)	16,900	1,019,070
Choice Hotels International, Inc.	1,150	163,277
DoorDash, Inc. - Class A (a)	1,200	201,300
DraftKings, Inc. - Class A (a)	2,000	74,400
Expedia Group, Inc. (a)	1,250	232,912
Flutter Entertainment PLC (a)	150	38,768
Hilton Worldwide Holdings, Inc.	1,300	321,308
Hyatt Hotels Corp. - Class A	1,900	298,262
Makemytrip Ltd. (a)	350	39,298
Marriott International, Inc./MD - Class A	1,900	529,986
McDonald's Corp.	200	57,978
Norwegian Cruise Line Holdings Ltd. (a)	4,400	113,212
Royal Caribbean Cruises Ltd.	650	149,949
Shake Shack, Inc. - Class A (a)	950	123,310
Starbucks Corp.	400	36,500
Wingstop, Inc.	400	113,680
Wyndham Hotels & Resorts, Inc.	350	35,276
Yum! Brands, Inc.	300	40,248
		6,049,723

Household Durables - 0.2%
Lennar Corp. - Class A	300	40,911
Newell Brands, Inc.	3,000	29,880
Sonos, Inc. (a)	2,000	30,080
Sony Group Corp. - ADR	2,000	42,320
		143,191

Household Products - 0.1%
Kimberly-Clark Corp.	300	39,312

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	250	34,467

Industrial Conglomerates - 0.2%
3M Co.	350	45,181
Honeywell International, Inc.	400	90,356
		135,537

Interactive Media & Services - 13.3%
Alphabet, Inc. - Class A	8,000	1,514,400
Alphabet, Inc. - Class C	12,900	2,456,676
Meta Platforms, Inc. - Class A	8,400	4,918,284
Reddit, Inc. - Class A (a)	1,200	196,128
		9,085,488

IT Services - 1.1%
Cloudflare, Inc. - Class A (a)	800	86,144
Cognizant Technology Solutions Corp. - Class A	400	30,760
GoDaddy, Inc. - Class A (a)	200	39,474
International Business Machines Corp.	200	43,966
Okta, Inc. (a)	400	31,520
Shopify, Inc. - Class A (a)	1,800	191,394
Snowflake, Inc. - Class A (a)	1,300	200,733
Twilio, Inc. - Class A (a)	1,000	108,080
		732,071

Life Sciences Tools & Services - 0.0%(b)
OmniAb, Inc. (a)	2,450	8,673

Machinery - 0.1%
Dover Corp.	200	37,520

Media - 0.3%
Trade Desk, Inc. - Class A (a)	1,500	176,295

Oil, Gas & Consumable Fuels - 0.3%
ONEOK, Inc.	400	40,160
Texas Pacific Land Corp.	150	165,894
Vitesse Energy, Inc.	129	3,225
		209,279

Passenger Airlines - 2.1%
Alaska Air Group, Inc. (a)	900	58,275
Allegiant Travel Co.	2,950	277,654
American Airlines Group, Inc. (a)	8,700	151,641
Delta Air Lines, Inc.	5,100	308,550
Southwest Airlines Co.	5,600	188,272
United Airlines Holdings, Inc. (a)	4,700	456,370
		1,440,762

Personal Care Products - 0.0%(b)
Kenvue, Inc.	1,500	32,025

Pharmaceuticals - 0.6%
Eli Lilly & Co.	370	285,640
GSK PLC - ADR	1,000	33,820
Merck & Co., Inc.	450	44,766
Novo Nordisk AS - ADR	350	30,107
Sanofi SA - ADR	600	28,938
Teva Pharmaceutical Industries, Ltd. - ADR (a)	500	11,020
		434,291

Professional Services - 0.3%
Amentum Holdings, Inc. (a)	1,400	29,442
Broadridge Financial Solutions, Inc.	150	33,914
Equifax, Inc.	200	50,970
Jacobs Solutions, Inc.	300	40,086
Paychex, Inc.	250	35,055
Paycom Software, Inc.	200	40,994
		230,461

Real Estate Management & Development - 0.2%
Redfin Corp. (a)	5,000	39,350
Zillow Group, Inc. - Class C (a)	1,000	74,050
		113,400

Semiconductors & Semiconductor Equipment - 11.9%
Advanced Micro Devices, Inc. (a)	1,206	145,673
Ambarella, Inc. (a)	600	43,644
ARM Holdings PLC - ADR (a)	1,250	154,200
Broadcom, Inc.	5,950	1,379,448
Credo Technology Group Holding Ltd. (a)	500	33,605
Lam Research Corp.	500	36,115
Marvell Technology, Inc.	1,550	171,197
Micron Technology, Inc.	350	29,456
NVIDIA Corp.	40,800	5,479,032
Skyworks Solutions, Inc.	400	35,472
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,850	562,847
Teradyne, Inc.	550	69,256
		8,139,945

Software - 19.8%
Adobe, Inc. (a)	100	44,468
ANSYS, Inc. (a)	100	33,733
AppLovin Corp. - Class A (a)	200	64,766
Aspen Technology, Inc. (a)	400	99,852
Atlassian Corp. - Class A (a)	125	30,422
Autodesk, Inc. (a)	1,200	354,684
Box, Inc. - Class A (a)	3,300	104,280
C3.ai, Inc. - Class A (a)	7,900	271,997
Cadence Design Systems, Inc. (a)	325	97,650
Check Point Software Technologies Ltd. (a)	1,000	186,700
CommVault Systems, Inc. (a)	600	90,546
Confluent, Inc. - Class A (a)	1,100	30,756
Crowdstrike Holdings, Inc. - Class A (a)	6,525	2,232,594
CyberArk Software Ltd. (a)	600	199,890
Datadog, Inc. - Class A (a)	900	128,601
DocuSign, Inc. (a)	1,850	166,389
Fair Isaac Corp. (a)	150	298,639
Five9, Inc. (a)	800	32,512
Fortinet, Inc. (a)	1,450	136,996
Gitlab, Inc. - Class A (a)	500	28,175
Guidewire Software, Inc. (a)	200	33,716
Intuit, Inc.	200	125,700
Microsoft Corp.	8,300	3,498,450
Nice Ltd. - ADR (a)	200	33,968
Oracle Corp.	2,100	349,944
Palantir Technologies, Inc. - Class A (a)	15,950	1,206,299
Palo Alto Networks, Inc. (a)	7,750	1,410,190
Salesforce, Inc.	3,350	1,120,006
SAP SE - ADR	1,000	246,210
ServiceNow, Inc. (a)	320	339,238
SoundHound AI, Inc. - Class A (a)	5,300	105,152
Synopsys, Inc. (a)	235	114,060
Unity Software, Inc. (a)	2,400	53,928
Workday, Inc. - Class A (a)	400	103,212
Zoom Communications, Inc. - Class A (a)	1,900	155,059
Zscaler, Inc. (a)	250	45,102
		13,573,884

Specialty Retail - 3.7%
Abercrombie & Fitch Co. - Class A (a)	250	37,367
Advance Auto Parts, Inc.	1,000	47,290
AutoNation, Inc. (a)	250	42,460
AutoZone, Inc. (a)	300	960,600
Best Buy Co., Inc.	1,200	102,960
Boot Barn Holdings, Inc. (a)	200	30,364
CarMax, Inc. (a)	300	24,528
Carvana Co. (a)	200	40,672
Dick's Sporting Goods, Inc.	300	68,652
Home Depot, Inc.	675	262,568
Lowe's Cos., Inc.	645	159,186
RH (a)	125	49,199
Ross Stores, Inc.	1,000	151,270
TJX Cos., Inc.	2,300	277,863
Tractor Supply Co.	700	37,142
Ulta Beauty, Inc. (a)	175	76,113
Wayfair, Inc. - Class A (a)	1,100	48,752
Williams-Sonoma, Inc.	475	87,961
		2,504,947

Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	14,350	3,593,527
Dell Technologies, Inc. - Class C	1,800	207,432
Hewlett Packard Enterprise Co.	1,600	34,160
IonQ, Inc. (a)	400	16,708
Super Micro Computer, Inc. (a)	800	24,384
		3,876,211

Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	350	71,082
Lululemon Athletica, Inc. (a)	550	210,325
On Holding AG - Class A (a)	600	32,862
Ralph Lauren Corp.	250	57,745
		372,014

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	200	44,146
TOTAL COMMON STOCKS (Cost $38,770,799)		67,829,679

REAL ESTATE INVESTMENT TRUSTS - 0.2%	Shares	Value
Commercial Services & Supplies - 0.1%
GEO Group, Inc. (a)	2,400	67,152

Retail REITs - 0.0%(b)
Simon Property Group, Inc.	200	34,442

Specialized REITs - 0.1%
Digital Realty Trust, Inc.	200	35,466
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $136,220)		137,060

RIGHTS - 0.0%	Shares	Value
Biotechnology - 0.0%
OmniAb Operations, Inc. — $12.50 Earnout Shares (a)(c)	189	0
OmniAb Operations, Inc. — $15.00 Earnout Shares (a)(c)	189	0
Total Biotechnology		0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 0.7%	Shares	Value
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.32% (d)	506,521	506,521
TOTAL SHORT-TERM INVESTMENTS (Cost $506,521)		506,521

TOTAL INVESTMENTS - 100.1% (Cost $39,413,540)		68,473,260
Liabilities in Excess of Other Assets - (0.1)%		(67,879)
TOTAL NET ASSETS - 100.0%		$68,405,381
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt AG - Aktiengesellschaft
PLC - Public Limited Company
REIT - Real Estate Investment Trust SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with fair value methodologies established and applied by the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price.  Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser as the valuation designee appointed by the Board of Directors (the “Board”), in accordance with fair value methodologies established and applied by Reynolds Capital Management, LLC (the “Adviser”).  The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2024, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$67,829,679	$–	$–	$67,829,679
Real Estate Investment Trusts	137,060	–	–	137,060
Rights	–	–	0	0
Money Market Funds	506,521	–	–	506,521
Total Investments	$68,473,260	$–	$0	$68,473,260

Refer to the Schedule of Investments for further disaggregation of investment categories.